Subsequent events (Details Narrative) - Limited Partner [Member] - $ / shares	1 Months Ended		4 Months Ended		7 Months Ended
	Jan. 21, 2021	Jan. 21, 2020	Apr. 26, 2021	Apr. 27, 2020	Jul. 21, 2021
Dividend declared | $ / shares	$ 0.10	$ 0.35	$ 0.10	$ 0.35	$ 0.10
Dividends Payable, Date of Payment					Aug. 10, 2021
Dividends payable, Date of Record					Aug. 03, 2021